LVIP Mondrian International Value Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.97%
Australia–1.03%
Aurizon Holdings Ltd.	3,450,366	$ 7,631,000
		7,631,000
Britain–0.61%
Travis Perkins PLC	527,002	4,523,803
		4,523,803
France–6.92%
Bouygues SA	416,390	10,892,143
Cie de Saint-Gobain	220,104	7,869,948
Dassault Aviation SA	65,891	7,496,478
Kering SA	8,426	3,737,340
Sanofi	276,726	21,071,710
		51,067,619
Germany–6.43%
Allianz SE	112,319	17,694,090
Continental AG	211,234	9,373,158
Evonik Industries AG	697,533	11,682,021
HeidelbergCement AG	219,728	8,680,166
		47,429,435
Hong Kong–6.82%
CK Hutchison Holdings Ltd.	4,447,000	24,486,275
Jardine Matheson Holdings Ltd.	219,000	11,072,194
WH Group Ltd.	23,487,362	14,772,103
		50,330,572
Italy–6.94%
Enel SpA	5,325,960	21,842,952
Eni SpA	955,986	10,160,883
Snam SpA	4,758,367	19,232,989
		51,236,824
Japan–29.68%
Coca-Cola Bottlers Japan Holdings, Inc.	311,400	3,019,516
FUJIFILM Holdings Corp.	289,700	13,231,989
Fujitsu Ltd.	151,900	16,656,128
Hitachi Ltd.	255,600	10,877,331
Honda Motor Co. Ltd.	936,200	20,320,945
Kao Corp.	133,200	5,419,952
Kyocera Corp.	352,700	17,768,577
Mitsubishi Electric Corp.	1,446,400	13,087,093
Nippon Telegraph & Telephone Corp.	799,000	21,550,880
Otsuka Holdings Co. Ltd.	197,200	6,244,315
Secom Co. Ltd.	172,100	9,812,984
Sekisui Chemical Co. Ltd.	1,090,100	13,336,207
Sony Group Corp.	306,100	19,717,252
Takeda Pharmaceutical Co. Ltd.	932,800	24,222,747
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Japan (continued)
Tokio Marine Holdings, Inc.	666,900	$ 11,852,900
Toyota Industries Corp.	248,000	11,847,139
		218,965,955
Netherlands–2.86%
Koninklijke Philips NV	1,368,959	21,077,168
		21,077,168
Singapore–4.89%
Singapore Telecommunications Ltd.	6,068,100	11,197,093
United Overseas Bank Ltd.	1,375,481	24,913,501
		36,110,594
Spain–2.82%
Banco Santander SA	8,931,556	20,782,826
		20,782,826
Sweden–1.73%
Telia Co. AB	4,418,844	12,726,627
		12,726,627
Switzerland–3.03%
Novartis AG	293,629	22,385,371
		22,385,371
Taiwan–0.85%
Taiwan Semiconductor Manufacturing Co. Ltd.	472,000	6,256,544
		6,256,544
United Kingdom–24.36%
Associated British Foods PLC	838,014	11,709,242
BP PLC	4,391,846	20,985,936
GSK PLC	990,978	14,312,395
Imperial Brands PLC	1,198,693	24,648,549
Kingfisher PLC	6,010,594	14,631,092
Lloyds Banking Group PLC	47,005,126	21,245,717
Shell PLC	896,699	22,245,246
SSE PLC	1,031,589	17,419,404
Tesco PLC	6,002,865	13,777,006
WPP PLC	2,268,194	18,724,364
		179,698,951
Total Common Stock (Cost $849,250,538)		730,223,289

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.68%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.94%)	4,982,149	$ 4,982,149
Total Money Market Fund (Cost $4,982,149)		4,982,149

TOTAL INVESTMENTS–99.65% (Cost $854,232,687)	735,205,438
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	2,601,358
NET ASSETS APPLICABLE TO 59,688,486 SHARES OUTSTANDING–100.00%	$737,806,796
See accompanying notes.
LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Mondrian International Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$7,631,000	$—	$7,631,000
Britain	—	4,523,803	—	4,523,803
France	—	51,067,619	—	51,067,619
Germany	—	47,429,435	—	47,429,435
Hong Kong	—	50,330,572	—	50,330,572
Italy	—	51,236,824	—	51,236,824
Japan	—	218,965,955	—	218,965,955
Netherlands	—	21,077,168	—	21,077,168
Singapore	—	36,110,594	—	36,110,594
Spain	—	20,782,826	—	20,782,826
Sweden	—	12,726,627	—	12,726,627
Switzerland	—	22,385,371	—	22,385,371
Taiwan	—	6,256,544	—	6,256,544
United Kingdom	—	179,698,951	—	179,698,951
Money Market Fund	4,982,149	—	—	4,982,149
Total Investments	$4,982,149	$730,223,289	$—	$735,205,438
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2022, the majority of the Fund’s common stock investments was categorized as Level 2.
LVIP Mondrian International Value Fund–4